Net finance cost	12 Months Ended
Dec. 31, 2021
Net finance cost
Net finance cost
10.	Net finance cost

	2021	2020
	€	€
Interest income	74	80
Finance income	74	80
Net foreign exchange transaction gains (losses)	(342,981)	68,916
Interest expense on lease liabilities	(15,936)	—
Sundry finance expenses	(79,425)	(135,260)
Finance costs	(438,342)	(66,344)
Net finance cost	(438,268)	(66,264)